Leases	3 Months Ended
Mar. 31, 2019
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Leases

Note 7—Leases

The following sections summarize the disclosures of the Company’s lease arrangements for the three months ended March 31, 2019. Additional information on the exposure from the Company’s lease arrangements is included in Note 2 and 3.

Right-of-use Assets

At March 31, 2019, the total balance of property, plant and equipment of €24.0 million include right-of-use-assets of €17.5 million. For the three months ended March 31, 2019, additions to right-of-use assets was €68 thousand and relate to office facilities.

At March 31, 2019, depreciation on right-of-use assets amounts to €1.0 million, recognized as research and development costs, and general and administrative expenses, by €0.8 million and €0.2 million, respectively.

Lease Liabilities and Payments

In the unaudited condensed consolidated interim statement of financial position at March 31, 2019, the carrying amount of lease liabilities of €17.5 million is presented as non-current- and current liabilities by €13.2 million and €4.3 million, respectively.

The table below summarizes the maturity profile of the Company’s lease liabilities based on contractual undiscounted payments:

	Carrying amount	< 1 year	1-5 years	>5 years	Total contractual cashflows
	(EUR’000)
March 31, 2019
Lease liabilities	17,484	4,342	11,281	3,185	18,808

For the three months ended March 31, 2019, interest on lease liabilities amounts to €137 thousand, which is recognized in finance expenses.

Payments relating to short-term leases and leases of low value assets are recognized either as research and development costs or general and administrative expenses on a straight-line basis according to their lease term. Additionally, lease payments classified as variable, that do not depend on an index or a rate, are expensed as incurred.

At March 31, 2019, the Company’s commitments for short-term leases are deemed immaterial for the unaudited condensed consolidated interim financial statements.